Total Capital and Net Income (Loss) Per Unit Tables (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,
	2018	2017
	$	$
Limited partners' interest in net (loss) for basic net (loss) per common unit	(3,624)	(18,508)
Weighted average number of common units	79,687,499	79,626,819
Dilutive effect of unit-based compensation	—	—
Common units and common unit equivalents	79,687,499	79,626,819
Limited partner's interest in net (loss) per common unit:
Basic	(0.05)	(0.23)
Diluted	(0.05)	(0.23)

	Six Months Ended June 30,
	2018	2017
	$	$
Limited partners' interest in net (loss) income for basic net loss income per common unit	(16,671)	7,212
Weighted average number of common units	79,667,384	79,608,587
Dilutive effect of unit-based compensation	—	132,669
Common units and common unit equivalents	79,667,384	79,741,256
Limited partner's interest in net (loss) income per common unit:
Basic	(0.21)	0.09
Diluted	(0.21)	0.09